BASIS OF CONSOLIDATION AND INVESTMENTS (Details 5) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares shares
Basis Of Consolidation And Investments
Number of shares sold | shares	589,304,801
Share price | R$ / shares	R$ 7.50
Cash received	R$ 4,419,786
Number of shares sold | shares	589,304,801
Equity cost of the share | R$ / shares	R$ 1.72
Write-off of investment	R$ 1,013,604
Gain in operation	R$ 3,406,182